SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of supplementary information to the statements of comprehensive loss [abstract]
Schedule of Additional Information about Revenues

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Revenues from major customers each of whom amount to 10% or more, of total revenues
Customer A(1)	$68,138	$63,788	$60,383
Customer B	16,369	11,779	-
Customer C	14,454	-	-

	$98,961	$75,567	$60,383

(1)	For additional information regarding the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied, refer to note 17a.

Schedule of Revenues Based on Location of Customers
	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

U.S.A	$84,572	$75,331	$60,405
Israel	31,959	28,093	26,355
Europe	4,701	3,594	5,348
Latin America	3,792	3,994	5,248
Asia	2,067	3,336	4,979
Others	96	121	490
Total Revenue	$127,187	$114,469	$102,825

Schedule of Income and Expenses
	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Cost of materials	$69,766	$56,156	$41,179
Salary and related expenses	16,941	15,290	13,755
Subcontractors	4,451	3,633	3,995
Depreciation and amortization	2,991	2,859	2,504
Energy	1,551	1,426	1,202
Other manufacturing expenses	712	566	954

	96,412	79,930	63,589
Decrease (increase) in inventories	(18,962)	(6,933)	7,148
Total Cost of goods sold	$77,450	$72,997	$70,737

d.	Research and development

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Salary and related expenses	$5,897	$5,925	$6,537
Subcontractors	5,196	2,275	3,392
Materials and allocation of facility costs	966	1,131	1,597
Depreciation and amortization	663	159	120
Others	337	257	327

Total Research and development	$13,059	$9,747	$11,973

e.	Selling and marketing

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Salary and related expenses	$1,467	1,647	1,470
Marketing support	103	121	95
Packing, shipping and delivery	504	477	607
Marketing and advertising	788	424	627
Registration and marketing fees	917	470	1,162
Others	591	491	437

Total Selling and marketing	$4,370	$3,630	$4,398

f.	General and administrative

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Salary and related expenses	$3,475	$3,085	3,138
Employees welfare	1,296	1,151	2,182
Professional fees and public company expense	2,162	2,012	1,549
Depreciation, amortization and impairment	717	686	649
Communication and software services	799	675	554
Others	745	916	201

Total General and administrative	$9,194	$8,525	$8,273

g.	Financial expense(income)

	Year Ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands

Financial income
Interest income and gains from marketable securities	$1,146	$830	$500

Financial expense
Fees and interest paid to financial institutions	293	172	82

Financial income and (expense)
Derivatives instruments measured at fair value	(512)	504	(511)
Translation differences of financial assets and liabilities	(139)	98	(101)
Bond securities measured at fair value	(5)	(178)	(80)

Total Financial expense(income)	$197	$1,082	$(274)